Schedule of Investments	Sep. 30, 2022 USD ($) oz
Ounces of Gold | oz	24,764.544
Cost	$ 43,822,585
Fair Value	$ 41,400,126	[1]
% of Net Assets	100.01%
Non Investment Assets Less Non Investment Liabilities	$ (4,498)
Non Investment Assets Less Non Investment Liabilities, Percent of Net Assets	(0.01%)
Net Assets	$ 41,395,628
Net Assets Percentage On Net Assets Value	100.00%
Investment In Gold [Member]
Ounces of Gold | oz	24,764.544
Cost	$ 43,822,585
Fair Value	$ 41,400,126
% of Net Assets	100.01%

[1]	Cost of investment in gold bullion: $43,822,585.